Subsequent events (Details Text) R$ in Thousands	Jan. 31, 2018 BRL (R$)
Subsequent Events Details Text [Abstract]
Credit assigned loans	R$ 5,323,120
Credit assigned loans - Whose sale value	R$ 110,189